Related Party Transactions - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of transactions between related parties [Line Items]
Acquisition of investment in associate	$ 794,694		$ 1,373,486
ChipMOS BVI and Unimos Shanghai [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of investment in associate	$ 794,694	$ 25,962	$ 1,373,486